Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000006424 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000006424 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.52%
C000006424 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000006424 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	80.81%
C000006424 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.13%
C000006424 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.55%
C000006424 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000006424 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000006424 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000006424 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000006424 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000006424 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000006424 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000006424 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000006426 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000006426 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.52%
C000006426 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000006426 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	80.81%
C000006426 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.13%
C000006426 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.55%
C000006426 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000006426 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000006426 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000006426 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000006426 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000006426 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000006426 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000006426 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000135931 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000135931 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.52%
C000135931 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000135931 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	80.81%
C000135931 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.13%
C000135931 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.55%
C000135931 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000135931 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000135931 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000135931 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000135931 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135931 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000135931 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000135931 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%